Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Recurring Fair Values Measurements Categorized within Level 3

The following table sets forth the activity of recurring fair values measurements categorized within Level 3 of the hierarchy:

	For the Year Ended December 31,
	2015	2016	2017
Beginning	—	—	1,514
Net addition/(disposal) of financial assets	—	1,514	—
Issuance of convertible promissory notes	2,724	5,426	500
Change in fair value of convertible promissory notes	688	(626)	—
Settlement of conversion option of convertible promissory notes upon exercise	(3,412)	(4,800)	(500)
Ending	—	1,514	1,514

Schedule of Estimated Useful Life and Residual Values

Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, equipment and software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life	Estimated residual value
Vehicles	5 years	5%
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3-5 years	5%
Software	5 years	nil
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the assets	nil

Summary of the Group's Safeguard Program Payable Movement Activities

A summary of the Group’s Safeguard Program payable movement activities is presented below:

	For the Year Ended December 31,
	2015	2016	2017
	(US$’000)	(US$’000)	(US$’000)
Opening balance	16,605	18,555	19,511
Liability arising from new business	54,537	80,264	65,971
Net payouts during the year	(50,319)	(82,293)	(71,541)
Release on expiration	(10,362)	(9,564)	(12,594)
Contingent liability	8,985	13,805	16,175
Foreign exchange gains	(891)	(1,256)	428
Ending balance	18,555	19,511	17,950

Summarizes the Group's Transaction and Service Fees

The following table summarizes the Group’s transaction and service fees (net of customer acquisition incentive) recognized for lifestyle loans and consumption loans during the year ended December 31, 2015, 2016 and 2017:

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Lifestyle loans	60,469	54,962	46,752
Consumption loans (net of customer acquisition incentive)	2,066	929	44,869
Transaction and service fees, net	62,535	55,891	91,621

Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives

Gross billings on transaction and service fee is defined as transaction and service fee billed to customers, inclusive of related value added tax, before deduction of customer acquisition incentives.

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Gross billings on transaction and service fee
—Lifestyle loans	60,469	58,138	49,772
—Consumption loans	5,554	9,763	87,410
Total	66,023	67,901	137,182
Customer acquisition incentive
—deducted from Consumption loan revenue	3,488	8,364	38,081
—recognized in Sales and marketing expenses	3,588	673	—
Total	7,076	9,037	38,081